Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities

	As at
	December 31, 2025 $	December 31, 2024 $
Deferred tax assets:
Vessels and equipment	386	437
Tax losses carried forward and disallowed finance costs (1) (2)	35,801	36,219
Provisions and accruals	5,655	2,491
Other	928	3,659
Total deferred tax assets	42,770	42,806
Deferred tax liabilities:
Vessels and equipment	—	83
Other	624	47
Total deferred tax liabilities	624	130
Net deferred tax assets	42,146	42,676
Valuation allowance	(36,131)	(38,572)
Net deferred tax assets	6,015	4,104
(1)Substantially all of the Company's estimated net operating loss carryforwards of $155.4 million as at December 31, 2025, relates to its Bermudian and Norwegian subsidiaries and can be carried forward indefinitely. The Company had estimated disallowed finance costs in Norway of approximately $7.8 million at December 31, 2025, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.
(2)In December 2023, Bermuda enacted income tax legislation which is effective as of January 1, 2025. The Bermudian corporate income tax rate is 15%, which rate was used to determine the deferred tax asset related to Bermuda at December 31, 2024.

Components of Provision for Income Taxes
The components of the provision for income tax recovery (expense) are as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Current	2,935	(2,469)	(13,386)
Deferred	1,649	2,064	1,224
Income tax recovery (expense)	4,584	(405)	(12,162)

Reconciliations of Income Tax Rates and Actual Tax Charge

	Year Ended December 31, 2025
	$	%
Bermuda statutory tax rate	(52,110)	(15.0)
Foreign tax effects:
United Kingdom:
Statutory tax rate difference with United Kingdom	(30,335)	(8.7)
Income subject to tonnage tax regime	75,914	21.8
Tonnage tax	(713)	(0.2)
Other	(115)	—
Other foreign jurisdictions	(1,741)	(0.5)
Changes in valuation allowances	490	0.1
Non-taxable or non-deductible items	1,408	0.4
Changes in unrecognized tax benefits	11,786	3.4
Income tax recovery and effective tax rate	4,584	1.3

In accordance with disclosure requirements prior to the adoption of ASU 2023-09, the reconciliations of the tax charge at the applicable statutory income tax rates and the actual tax charge related to the years ended December 31, 2024 and 2023, are as set forth in the table below. The consolidated weighted average tax rate will vary from year-to-year according to the source of earnings or losses by country and the change in applicable tax rates.

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Net income before taxes	402,024	529,585
Net income not subject to taxes	377,892	508,201
Net income subject to taxes	24,132	21,384
At applicable statutory tax rates	(5,876)	(4,411)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	4,879	(7,422)
Other	592	(329)
Tax expense related to the year	(405)	(12,162)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Balance as at January 1	41,404	47,813	42,477
Increases for positions related to the current year	1,322	2,482	9,708
Increases for positions related to prior years	4,534	6,805	7,394
Decreases for positions related to prior years	—	(3,303)	(4,798)
Decreases related to statute of limitations	(17,642)	(9,153)	(5,430)
Foreign exchange gain	1,455	(3,240)	(1,538)
Balance as at December 31	31,073	41,404	47,813

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Balance as at January 1	41,404	47,813	42,477
Increases for positions related to the current year	1,322	2,482	9,708
Increases for positions related to prior years	4,534	6,805	7,394
Decreases for positions related to prior years	—	(3,303)	(4,798)
Decreases related to statute of limitations	(17,642)	(9,153)	(5,430)
Foreign exchange gain	1,455	(3,240)	(1,538)
Balance as at December 31	31,073	41,404	47,813